FAIR VALUE MEASUREMENTS - Contingent Guarantee (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Jul. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2023
FAIR VALUE MEASUREMENTS
Value of founder shares transferred to cover cash deficit	$ 6,000,000	$ 4,000,000
Contingent guarantee	3,256,863				$ 3,256,863	$ 3,256,863			$ 3,256,863
Value of founder shares transferred	$ 4,000,000						$ 1,210,290
Value of shares issued as payment towards contingent guarantee			$ 1,210,290
Repayment obligation of contingent guarantee							2,886,347
Change in fair value, contingent guarantee				$ 839,775	$ 3,256,863	$ 3,256,863	$ 839,775	$ 839,775